Cover Page	Nov. 07, 2024
Cover [Abstract]
Document Type	8-K
Document Period End Date	Nov. 07, 2024
Entity Registrant Name	NeueHealth, Inc.
Entity Incorporation, State or Country Code	DE
Entity File Number	001-40537
Entity Tax Identification Number	47-4991296
Entity Address, Address Line One	9250 NW 36th St Suite 420
Entity Address, City or Town	Doral
Entity Address, State or Province	FL
Entity Address, Postal Zip Code	33178
City Area Code	612
Local Phone Number	238-1321
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common Stock, par value $0.0001 per share
Trading Symbol	NEUE
Security Exchange Name	NYSE
Entity Emerging Growth Company	false
Entity Central Index Key	0001671284
Amendment Flag	false